Long-term Investments	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Long-term Investments

6. LONG-TERM INVESTMENTS

Long-term investments consist of the following:

	As of December 31,
	2023	2024
	US$	US$
Held-to-maturity debt securities	50,363,727	51,070,585
Investment in insurance contract	—	29,750,000
Debt securities measured at fair value under fair value option	—	8,948,600
Others	1,328,491	3,929,739
Long-term investments	51,692,218	93,698,924

As of December 31, 2024, the cost of the debt securities measured at fair value under fair value option was US$10,000,000 with unrealized losses of US$1,051,400. As of December 31, 2024, the debt securities measured at fair value under fair value option were with contractual maturities of 14.8 years.